May 01, 2017

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017

TO THE PROSPECTUS

DATED MAY 1, 2017

STATE STREET AGGREGATE BOND INDEX FUND

Class A (SSFCX)

Class I (SSFDX)

Class K (SSFEX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Principal Risks” in the section “Fund Summaries – State Street Aggregate Bond Index Fund” on page 20 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017

TO THE PROSPECTUS

DATED MAY 1, 2017

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(SSAFX)

(the “Portfolio”)

Effective immediately, the Prospectus is supplemented as follows:

1.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Principal Risks” in the section “Fund Summaries – State Street Aggregate Bond Index Portfolio” on page 18 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk: The Portfolio may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Portfolio’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Portfolio to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017

TO THE PROSPECTUS

DATED MAY 1, 2017

STATE STREET TARGET RETIREMENT 2015 FUND Class A (SSBBX) Class I (SSBFX) Class K (SSBHX)	STATE STREET TARGET RETIREMENT 2035 FUND Class A (SSBZX) Class I (SSCJX) Class K (SSCKX)	STATE STREET TARGET RETIREMENT 2055 FUND Class A (SSDMX) Class I (SSDOX) Class K (SSDQX)

STATE STREET TARGET RETIREMENT 2020 FUND Class A (SSBJX) Class I (SSBNX) Class K (SSBOX)	STATE STREET TARGET RETIREMENT 2040 FUND Class A (SSCLX) Class I (SSCNX) Class K (SSCQX)	STATE STREET TARGET RETIREMENT 2060 FUND Class A (SSDTX) Class I (SSDWX) Class K (SSDYX)

STATE STREET TARGET RETIREMENT 2025 FUND Class A (SSBPX) Class I (SSBRX) Class K (SSBSX)	STATE STREET TARGET RETIREMENT 2045 FUND Class A (SSCUX) Class I (SSDDX) Class K (SSDEX)	STATE STREET TARGET RETIREMENT FUND Class A (SSFLX) Class I (SSFNX) Class K (SSFOX)

STATE STREET TARGET RETIREMENT 2030 FUND Class A (SSBUX) Class I (SSBWX) Class K (SSBYX)	STATE STREET TARGET RETIREMENT 2050 FUND Class A (SSDFX) Class I (SSDJX) Class K (SSDLX)

(each a “Fund,” and collectively the “Funds”)

Effective immediately, the Prospectus is supplemented as follows:

1.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Principal Risks” in the Fund Summary sections of the Prospectus for each Fund is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.